Property, Machinery and Equipment, Net - Summary of Recognized Impairment Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 445	$ 984	$ 1,899
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	252	153	277
Poland [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	94	0	0
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	37	0	454
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	35	452	0
Mexico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	25	45	46
Czech Republic [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	157	0
Panama [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	56	0
France [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	50	0
Latvia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	46	0
Puerto Rico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	0	1,087
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 2	$ 25	$ 35